Statement of Accounts Payable and Accrued Expenses (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 2,527,020	$ 2,866,017	$ 1,224,313
Accrued interest	411,269	1,016,584	669,035
Accrued rent expense	135,874	135,874	135,874
Accrued salaries, bonuses and payroll taxes	143,648	824,492	612,712
Accrued professional fees	196,976	230,433	204,247
Owed to officers	5,650	16,088	0
Accounts payable and accrued expenses	$ 3,420,437	$ 5,089,488	$ 2,846,181